Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Earnings Per Share [Abstract]
Net income	$ 167	$ 154	$ 329	$ 339
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income attributable to common shareholders	$ 165	$ 152	$ 325	$ 335
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	516,000,000	510,000,000	517,000,000	509,000,000
Effect of dilutive securities	0	0	0	0
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	516,000,000	510,000,000	517,000,000	509,000,000
Basic and diluted	$ 0.32	$ 0.3	$ 0.63	$ 0.66
Antidilutive securities (in shares)	5,852,922	5,719,981	6,232,339	6,592,503